Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2026
Earnings per Share
Schedule of earnings per share

	Year Ended June 30,
(in € thousands, except share and per share data)	2024	2025	2026
Net income (loss) from continuing operations attributable to shareholders	(24,911)	572,054	(157,243)
Loss from discontinued operations net of tax attributable to shareholders	—	(2,095)	(10,438)
Net income (loss) attributable to shareholders	(24,911)	569,959	(167,681)
Weighted average ordinary shares outstanding (basic) — in millions	86.8	96.8	140.1
Adjustments for calculation of diluted earnings per share:
Long-Term Incentive Plan (Restricted Share Units)	—	1.7	—
Long-Term Incentive Plan (Options)	—	1.9	—
Alignment Award (Options)	—	0.4	—
Weighted average ordinary shares outstanding (diluted) — in millions	86.8	100.9	140.1
Basic earnings per share — continuing operations	(0.29)	5.91	(1.12)
Diluted earnings per share — continuing operations	(0.29)	5.67	(1.12)
Basic earnings per share — discontinued operations	(0.00)	(0.02)	(0.08)
Diluted earnings per share — discontinued operations	(0.00)	(0.02)	(0.08)
Basic earnings (loss) per ordinary share, € — net income (loss)	(0.29)	5.89	(1.20)
Diluted earnings (loss) per ordinary share, € — net income (loss)	(0.29)	5.65	(1.20)

Summary of potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect

	As of June 30,
(in millions)	2024	2025	2026
Long-Term Incentive Plan and Supervisory Board Members Plan (Restricted Share Units)	2.5	0.6	4.1
Long-Term Incentive Plan (Stock options)	3.3	—	7.5
Alignment Award (Stock options)	6.1	3.3	4.6
Total	11.9	3.9	16.2